CONVERSION OPTION ON CONVERTIBLE DEBT INSTRUMENTS - Schedule of Disclosure of Fair Value Assumptions (Details) - Option Pricing Model		12 Months Ended
	Jul. 19, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Share price ($) (in USD per share)		$ 1.77	$ 2.24
Convertible Debenture | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	$ 2.58	2.58
Share price ($) (in USD per share)	$ 2.12	$ 1.77
Expected warrant life (years)	5 years	4 years 6 months 14 days
Convertible Debenture | Volatility (%) | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.57	0.57
Convertible Debenture | Risk-free interest rate (%) | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0376	0.0328